Mutual Funds Depositary Function	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Mutual Funds Depositary Function
46	MUTUAL FUNDS DEPOSITARY FUNCTION
As of December 31, 2021 Banco Macro SA, in its capacity as depositary company, holds in custody the shares in mutual funds subscribed by third parties and assets from the following mutual funds:

Funds	Number of shares	Equity
Argenfunds Abierto Pymes	3,168,302,605	8,675,711
Argenfunds Ahorro Pesos	66,995,181	872,631
Argenfunds Infraestructura	858,675,481	857,988
Argenfunds Liquidez	3,940,492,382	8,590,718
Argenfunds Renta Argentina	8,106,459	37,950
Argenfunds Renta Balanceada	807,408,546	5,061,751
Argenfunds Renta Capital	20,493,019	2,148,921
Argenfunds Renta Crecimiento	14,134,207	1,461,947
Argenfunds Renta Dinámica	23,460,944,957	744,151
Argenfunds Renta Fija	242,496,051	4,730,857
Argenfunds Renta Flexible	161,003,528	692,335
Argenfunds Renta Global	8,983,257	45,317
Argenfunds Renta Mixta	4,049,362,869	3,061,155
Argenfunds Renta Mixta Plus	564,307	48,574
Argenfunds Renta Pesos	89,790,878	860,997
Argenfunds Renta Total	835,174,866	1,205,078
Argenfunds Renta Variable	272,791,751	7,910
Argenfunds Retorno Absoluto	506,170,325	1,393,096
Pionero Acciones	12,998,068	689,401
Pionero Ahorro Dólares	3,587,847	333,078
Pionero Argentina Bicentenario	420,913,940	1,486,064
Pionero Capital	3,413,461,192	4,225,566
Pionero Empresas FCI Abierto Pymes	213,452,663	1,585,130
Pionero FF	65,976,460	1,471,886
Pionero Gestión	874,454,508	1,432,488
Pionero Pesos	690,082,565	8,178,818
Pionero Pesos Plus	10,380,464,214	74,019,764
Pionero Renta	135,185,699	10,062,687
Pionero Renta Ahorro	338,899,266	9,133,082
Pionero Renta Ahorro Plus	629,066,050	3,468,304
Pionero Renta Balanceado	100,000	100
Pionero Renta Estratégico	713,762,763	3,067,481
Pionero Renta Fija Dólares	2,851,516	218,292
Pionero Renta Mixta I	46,868,574	290,280